23. Debentures (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debentures Details 2Abstract
Debentures, beginning	R$ 6,070,978	R$ 4,790,809
Funding	2,890,283	2,242,521
Charges and monetary variations	549,539	575,468
Amortization - principal	(1,491,667)	(915,005)
Payment - charges	(501,002)	(622,815)
Debentures, ending	R$ 7,518,131	R$ 6,070,978